STOCK-BASED COMPENSATION - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-based Payment Arrangements [Abstract]
Number of options, beginning of year (in shares) | shares	3,154,795	2,719,612
Number of options, Granted (in shares) | shares	1,598,590	1,179,160
Number of options, Exercised (in shares) | shares	(17,230)	(743,977)
Number of options, Forfeited (in shares) | shares	(9,521)	0
Number of options, end of year (in shares) | shares	4,726,634	3,154,795
Number of options, Exercisable, end of year (in shares) | shares	1,470,383	993,645
Weighted average exercise price, beginning of year (in dollars per share) | $ / shares	$ 61.82	$ 53.22
Weighted average exercise price, Granted (in dollars per share) | $ / shares	62.56	72.03
Weighted average exercise price, Exercised (in dollars per share) | $ / shares	54.80	46.56
Weighted average exercise price, Forfeited (in dollars per share) | $ / shares	58.45	0
Weighted average exercise price, end of year (in dollars per share) | $ / shares	62.10	61.82
Weighted average exercise price, Exercisable, end of year (in dollars per share) | $ / shares	$ 56.75	$ 52.38